Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of (loss) income before income tax benefits

Income (loss) before income tax expenses for the years ended December 31, 2021, 2022 and 2023 were taxed within the following jurisdictions:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC entities	360,160	(492,143)	(406,503)
Non-PRC entities	(100,641)	(30,646)	215,199
Total	259,519	(522,789)	(191,304)

Schedule of current and deferred portion of income tax (benefits) expenses included in the consolidated statements of comprehensive income

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax expenses applicable to China operations
Current income tax expenses	16,046	—	—
Deferred income tax expenses	28,119	19,987	—
Subtotal income tax expenses applicable to China operations	44,165	19,987	—
Income tax expenses applicable to Non-PRC operations
Current income tax expenses	7,056	6,864	17,222
Deferred income tax expenses/(benefits)	4,006	(2,487)	(4,007)
Subtotal income tax expenses applicable to Non-PRC operations	11,062	4,377	13,215
Total income tax expenses	55,227	24,364	13,215

Schedule of reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income

The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2021	2022	2023
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Effect of tax holiday and preferential tax benefits	(15.6)%	(8.4)%	(19.1)%
Effect of varying tax rates available in different jurisdictions (i)	(0.7)%	2.0%	22.8%
Permanent differences (ii)	19.0%	(6.3)%	(10.3)%
Change in valuation allowance	10.7%	(27.8)%	(58.7)%
Effect of Super Deduction available to the Group	(17.1)%	10.8%	33.4%
Effective income tax rate	21.3%	(4.7)%	(6.9)%
Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	(0.11)	0.28	0.28
(i)	For the years ended December 31, 2021, 2022 and 2023, the effect of varying tax rates in different jurisdictions is mainly driven by the interest income derived from short-term deposits and long-term deposits which are subject to an income tax rate of 0% under the tax laws of Cayman Islands, partially offset by the losses arising from overseas business which is subject to an income tax rate of 17% under the tax laws of Singapore.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of tax effects of temporary differences that give rise to deferred tax asset balances	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2022 and 2023 are as follows:

	December 31,
	2022	2023
	RMB	RMB
Tax loss carried forwards	296,987	387,083
Impairment loss of investments	7,271	29,570
Unrealized profit arising from elimination of inter-company transactions	5,424	6,326
Deferred revenue	2,408	2,302
Others	4,379	3,428
	316,469	428,709
Less: Valuation allowance (i)	(316,469)	(428,709)
Total deferred tax assets	—	—
Deferred tax liabilities
Identifiable intangible assets arising from the Acquisition	(25,380)	(21,784)
Unrealized gains on investments	(20,533)	(20,533)
Total deferred tax liabilities	(45,913)	(42,317)
Net deferred tax liabilities	(45,913)	(42,317)
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowances as of December 31, 2022 and 2023 were provided for net operating loss carry forwards, because such deferred tax assets are not more likely than not to be realized based on the Group’s estimate of the future taxable income to be derived by the subsidiaries. If events including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of valuation allowance for deferred tax assets

Movement of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	143,431	171,236	316,469
Additions	42,252	146,749	114,815
Reversals/write-off	(14,447)	(1,516)	(2,575)
Balance at end of the year	171,236	316,469	428,709